Unaudited interim condensed consolidated statements of financial position - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 12,179	€ 12,407
Property, plant and equipment	16,411	16,590
Right-of-use assets	20,558	22,120
Other assets	3,023	1,967
Non-current assets	52,171	53,084
Current assets
Inventories	9,281	11,405
Trade receivables and contract assets	18,490	29,199
Other assets	6,064	8,286
Cash and cash equivalents	34,780	48,156
Current assets	68,615	97,046
Assets	120,786	150,130
Equity
Issued capital	2,693	2,654
Capital reserve	130,153	125,916
Retained earnings and other reserves	(75,913)	(62,888)
Non-controlling interests	141	95
Equity	57,074	65,777
Non-current liabilities
Non-current loans	200	401
Lease liabilities	16,209	17,677
Deferred tax liabilities	246	207
Government grants	8,640	8,950
Non-current liabilities	25,295	27,235
Current liabilities
Government grants	1,352	1,342
Current loans	3,883	2,492
Lease liabilities	3,299	3,528
Trade payables	14,014	31,736
Liabilities from income taxes	143	58
Other liabilities	15,726	17,962
Current liabilities	38,417	57,118
Equity and liabilities	€ 120,786	€ 150,130